4. CASH AND CASH EQUIVALENTS	9 Months Ended
Sep. 30, 2015
Notes to Financial Statements
Note 4. CASH AND CASH EQUIVALENTS	Cash and cash equivalents consist of cash at bank and in hand of $25,485,324 as at September 30, 2015 (December 31, 2014 - $33,517,096).